UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Twin Securities Inc.
Address:  2 Grand Central Tower
          140 East 45th Street 27th Floor
          New York, NY 10017

Form 13F File Number:  028-11568

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William Wang
Title:    CFO
Phone:

Signature, Place, and Date of Signing:

      /s/ William Wang                 New York, NY              August 9, 2012
      -----------------                ------------              --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           17
                                         -----------

Form 13F Information Table Value Total:  $   138,491
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------- ---------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
         NAME OF ISSUER               CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------------- ---------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
AMYLIN PHARMACETUTICALS INC CO   COM              032346108         309      11,000 SH  CALL SOLE                 11,000
BIG LOTS INC                     COM              089302103       4,116     100,900 SH       SOLE                100,900
COOPER INDUSTRIES LTD            COM              G24140108       1,704      25,000 SH       SOLE                 25,000
DOLLAR THRIFY AUTOMOTIVE GR      COM              256743105         404       5,000 SH       SOLE                  5,000
DOLLAR THRIFY AUTOMOTIVE GR      COM              256743105       6,072      75,000 SH  CALL SOLE                 75,000
EXPRESS SCRIPTS INC              COM              30219G108      23,136     414,398 SH       SOLE                414,398
EXPRESS SCRIPTS INC              COM              30219G108       5,582     100,000 SH  CALL SOLE                100,000
GEN-PROBE INC NEW                COM              36866T103      20,243     246,253 SH       SOLE                246,253
GOODRICH CORP                    COM              382388106      41,283     325,322 SH       SOLE                325,322
HERTZ GLOBAL HOLDINGS INC        COM              42805T105       9,127     713,040 SH       SOLE                713,040
ILLUMINA INC                     COM              452327109         605      15,000 SH       SOLE                 15,000
JPMORGAN CHASE & CO              *W EXP 10/28/201 46634E114       1,822     186,454 SH       SOLE                186,454
KINDER MORGAN INC DEL            COM              49456B101      16,562     514,040 SH       SOLE                514,040
MBIA INC                         COM              55262C100       3,613     334,228 SH       SOLE                334,228
PNC FINL SVCS GROUP INC          *W EXP 12/31/201 693475121       1,267     117,900 SH       SOLE                117,900
VIVUS INC                        COM              928551100         542      19,000 SH       SOLE                 19,000
W.P. CAREY & CO LLC              COM              92930Y107       2,104      45,713 SH       SOLE                 45,713